SHAREHOLDERS' EQUITY (Summary of Share Repurchase) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Share repurchase program [Line Items]
Shares	11,267,755	14,152,399	23,823,184	49,243,338
Total consideration	$ 5,550	$ 6,638	$ 7,396	$ 19,584
Ordinary Shares [Member]
Share repurchase program [Line Items]
Shares	11,267,755	14,152,399	23,823,184
Total consideration
American Depository Shares
Share repurchase program [Line Items]
Shares	2,816,938	3,538,100	5,955,796	12,310,834
Price per ADS (including brokerage commission) (in dollars per share)	$ 1.97
American Depository Shares | Minimum [Member]
Share repurchase program [Line Items]
Price per ADS (including brokerage commission) (in dollars per share)		$ 1.27	$ 0.89
American Depository Shares | Maximum [Member]
Share repurchase program [Line Items]
Price per ADS (including brokerage commission) (in dollars per share)		$ 1.99	$ 1.38